Loans receivable net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable At Amortized Cost	¥ 248,350	¥ 753,043
Accrued Interest	157,726	443,359
Gross Loans Receivable	406,076	1,196,402
Less: Credit Impairment Losses	(212,394)	(640,290)
Loans Receivable, Net Of Credit Impairment Losses	¥ 193,682	¥ 556,112